Note 6 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets Disclosure [Text Block]
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

  The Company’s prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2011	2012
VAT receivables	€111	€174
Tax receivables	23	645
Other prepaid expenses and current assets	354	609
Total prepaid expenses and current assets	€488	€1,428

Value added tax (VAT) receivables represent the tax on the value of consumption. VAT has no effect on the Company’s operating results, as payments and receipts may be offset against each other in periodic filings with the tax authorities. The VAT payment system is a “custodial” relationship. VAT liabilities are generated when the Company invoices customers, including the VAT amount, and VAT receivables are created when the Company purchases goods and services subject to VAT.  The increase in VAT receivables is due to the following: i) utilization of €100 to offset the payment of an equivalent amount of social charges and withholding taxes, ii) proceeds of €11 regarding VAT receivables, iii) a VAT credit of €174 which will be utilized in 2013 to offset an equivalent amount of social security charges and withholding tax.

Tax receivables relate to tax advance payments or withholding tax. We recorded tax receivables of €645 and €23 for the years ended December 31, 2012 and 2011, respectively. The increase is mainly attributable to an advance payment of €637 on the 2012 tax provision which was determined based on income tax paid in the prior year. As of December 31, 2012, the Company owes a lower amount in taxes than the advance payment of €637 and expects to receive a tax credit of €530 from the Italian Tax Authorities.  Such credit will be recovered in 2013.  Also contributing to the variance was the utilization of €23 to offset the payment of an equivalent amount of Italian corporate tax, a tax credit increase of €68 due to the enactment of a new tax reform, and an increase of €47 on withholding interest which could be utilized to offset future taxable income.

Other prepaid expenses and current assets refer mainly to advances to vendors, prepaid premiums to insurance companies and, advance payments for conferences to be held in 2013.